CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net Income (Loss)	$ 115,907	$ 102,236	$ 86,282
Other comprehensive income (loss):
Foreign currency translation adjustment, net of income tax (recovery) expense of $1,094 for the year ended January 31, 2024 (January 31, 2023 - ($58); January 31, 2022 - ($348)	1,870	(18,063)	(11,204)
Total other comprehensive income (loss)	1,870	(18,063)	(11,204)
COMPREHENSIVE INCOME	$ 117,777	$ 84,173	$ 75,078